Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Cash	$ 0	$ 0
Mountain Lake Acquisition Corp.
Summary of Significant Accounting Policies [Line Items]
Cash	66,568	452,680	$ 1,383,392
Assets held in the trust account	243,344,159	241,230,572	$ 231,643,853
FDIC coverage limit	$ 250,000	$ 250,000
Mountain Lake Acquisition Corp. | Class A stock
Summary of Significant Accounting Policies [Line Items]
Diluted income per ordinary share (in Shares)	7,666,667	7,666,667